PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Receivables
PREPAID EXPENSES AND OTHER RECEIVABLES

11. PREPAID EXPENSES AND OTHER RECEIVABLES

	Year ended March 31,
	$2025	2024
Group
Other receivables	4,500	5,585
VAT receivable	12,482	16,227
Prepayments	225,360	130,126
	242,342	151,938

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.

Prepayments include no prepaid invoices relating to the OK-101 project.